Offsets	May 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-85837
Initial Filing Date	Jan. 27, 2026
Fee Offset Claimed	$ 110,935.73
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Partners Group Private Equity Fund, LLC
Form or Filing Type	SC TO
File Number	005-85837
Filing Date	Jan. 27, 2026
Fee Paid with Fee Offset Source	$ 110,935.73